FAIR VALUE MEASUREMENT (Details) - Investee D - Level 3 - Recurring basis ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at beginning of the year		¥ 3,973	¥ 3,068
Changes in fair value		0	905
Fair value at end of the year	$ 572	¥ 3,973	¥ 3,973